Shareholder Report, Average Annual Return (Details)		12 Months Ended		54 Months Ended		60 Months Ended		62 Months Ended		72 Months Ended		92 Months Ended		116 Months Ended		120 Months Ended
		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025
C000060790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		3.10%				2.93%										3.11%
C000185554 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		7.96%				4.36%						4.01%
C000018688 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		7.90%				4.31%										4.00%
C000018687 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		5.62%				3.01%										2.81%
C000018685 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		2.66%				3.02%										3.21%
C000018689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		3.87%				0.07%										1.43%
C000018691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		4.88%				(0.07%)										0.85%
C000018692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		7.26%				1.20%										2.15%
C000185556 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		7.35%				1.27%				1.70%
C000060791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		4.10%				(0.12%)										1.14%
C000221691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Average Annual Return, Percent		5.90%				4.58%		4.28%
C000060792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		1.68%				3.86%										4.61%
C000127160 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		6.61%				5.29%										5.60%
C000166835 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 Shares
Average Annual Return, Percent		5.81%				4.53%								5.59%
C000057099 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2 Shares
Average Annual Return, Percent		6.06%				4.79%										5.12%
C000018696 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		6.43%				5.15%										5.47%
C000018695 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		4.00%				3.91%										4.29%
C000018693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		1.20%				3.89%										4.72%
C000018697 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares
Average Annual Return, Percent		3.99%				2.80%										1.78%
C000018699 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares
Average Annual Return, Percent		3.69%				2.60%										1.61%
C000060793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares
Average Annual Return, Percent		3.70%				2.60%										1.61%
C000221692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Average Annual Return, Percent		4.04%				2.78%		2.69%
C000060794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		1.26%				0.13%										2.02%
C000185560 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		4.13%				1.29%				1.73%
C000082082 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		4.19%				1.24%										2.77%
C000221693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C2 Shares - Including sales charges
Average Annual Return, Percent		2.36%				0.55%		0.43%
C000018702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		2.62%				0.70%										2.24%
C000018700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		0.81%				0.08%										2.04%
C000018703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		8.11%				7.51%										9.07%
C000018705 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		12.21%				7.68%										8.66%
C000087595 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		14.72%				9.07%										10.04%
C000060795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		8.41%				7.38%										8.86%
C000221696 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Average Annual Return, Percent		13.15%				7.69%		6.72%
C000060796 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		10.26%				7.26%										5.73%
C000185564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		13.79%				8.42%						7.00%
C000018709 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		13.70%				8.32%										6.79%
C000018708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		11.24%				7.00%										5.54%
C000018706 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		9.99%				7.39%										5.93%
C000018710 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		6.26%				1.82%										3.52%
C000018712 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		9.21%				1.58%										2.90%
C000052120 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		11.58%				3.06%										4.29%
C000060797 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		6.43%				1.50%										3.18%
C000060799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		(8.72%)				10.05%										9.24%
C000179143 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		(3.38%)		6.23%
C000018722 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		(3.44%)				11.71%										10.41%
C000018721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		(5.56%)				10.34%										9.04%
C000018719 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		(8.97%)				10.17%										9.51%
C000018724 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		19.46%				15.13%										15.75%
C000018726 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		24.43%				15.37%										15.38%
C000018727 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		26.75%				16.72%										16.69%
C000018728 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R1 Shares
Average Annual Return, Percent		26.66%				16.61%										16.57%
C000018729 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2 Shares
Average Annual Return, Percent		26.36%				16.33%										16.28%
C000030958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 Shares
Average Annual Return, Percent		26.09%				16.03%										16.00%
C000127162 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		26.83%				16.81%										16.79%
C000060800 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		19.98%				15.07%										15.59%
C000221700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Average Annual Return, Percent		26.16%				16.06%		13.55%
C000060801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		1.63%				11.88%										9.98%
C000185571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		7.56%		7.59%
C000018733 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		7.54%				13.68%										11.18%
C000018732 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		5.16%				12.19%										9.78%
C000018730 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		1.30%				12.04%										10.24%
Without Sales Load [Member] | C000060790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		7.39%				3.77%										3.58%
Without Sales Load [Member] | C000018687 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		6.62%				3.01%										2.81%
Without Sales Load [Member] | C000018685 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		7.49%				3.97%										3.69%
Without Sales Load [Member] | C000018689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		7.09%				0.99%										1.90%
Without Sales Load [Member] | C000018691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		5.88%				(0.07%)										0.85%
Without Sales Load [Member] | C000060791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		6.77%				0.70%										1.61%
Without Sales Load [Member] | C000060792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		5.92%				4.71%										5.10%
Without Sales Load [Member] | C000018695 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		4.99%				3.91%										4.29%
Without Sales Load [Member] | C000018693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		5.96%				4.85%										5.20%
Without Sales Load [Member] | C000060794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		3.86%				0.95%										2.49%
Without Sales Load [Member] | C000221693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C2 Shares - Excluding sales charges
Average Annual Return, Percent		3.36%				0.55%		0.43%
Without Sales Load [Member] | C000018702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		3.62%				0.70%										2.24%
Without Sales Load [Member] | C000018700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		3.93%				1.01%										2.51%
Without Sales Load [Member] | C000018703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		14.40%				8.73%										9.69%
Without Sales Load [Member] | C000018705 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		13.21%				7.68%										8.66%
Without Sales Load [Member] | C000060795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		14.12%				8.49%										9.48%
Without Sales Load [Member] | C000060796 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		13.09%				7.80%										6.33%
Without Sales Load [Member] | C000018708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		12.24%				7.00%										5.54%
Without Sales Load [Member] | C000018706 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		13.39%				8.04%										6.53%
Without Sales Load [Member] | C000018710 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		11.27%				2.76%										4.00%
Without Sales Load [Member] | C000018712 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		10.21%				1.58%										2.90%
Without Sales Load [Member] | C000060797 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		10.86%				2.34%										3.66%
Without Sales Load [Member] | C000060799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		(3.91%)				11.18%										9.86%
Without Sales Load [Member] | C000018721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		(4.61%)				10.34%										9.04%
Without Sales Load [Member] | C000018719 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		(3.67%)				11.42%										10.13%
Without Sales Load [Member] | C000018724 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		26.41%				16.44%										16.41%
Without Sales Load [Member] | C000018726 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		25.27%				15.37%										15.38%
Without Sales Load [Member] | C000060800 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		26.29%				16.26%										16.25%
Without Sales Load [Member] | C000060801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		6.98%				13.04%										10.60%
Without Sales Load [Member] | C000018732 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		6.16%				12.19%										9.78%
Without Sales Load [Member] | C000018730 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		7.20%				13.32%										10.86%
Morningstar Multisector Bond Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Multisector Bond Category Average
Average Annual Return, Percent		7.18%	[1]			3.55%	[1]					3.27%	[2]			3.81%	[1]
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%	[3],[4],[5],[6],[7]			(0.24%)	[3],[4],[5],[6],[7]	(0.32%)	[8],[9]	0.81%	[10]	2.03%	[11],[12]	1.81%	[13]	1.90%	[3],[4],[5],[6],[7]
Bloomberg 5 10 Year Taxable Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 5-10 Year Taxable Municipal Bond Index
Average Annual Return, Percent		7.80%	[14]			1.19%	[14]			2.10%	[15]					3.08%	[14]
Morningstar Intermediate Core Bond Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Intermediate Core Bond Category Average
Average Annual Return, Percent		6.10%	[16]			(0.11%)	[16]			0.79%	[17]					1.87%	[16]
Morningstar High Yield Bond Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar High Yield Bond Category Average
Average Annual Return, Percent		7.61%	[18]			5.14%	[18]	4.67%	[19]					5.55%	[20]	5.01%	[18]
ICE BofA U S High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent		8.03%	[21]			5.48%	[21]	5.18%	[22]					6.67%	[23]	5.80%	[21]
Average Lipper Money Market Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Average Lipper Money Market Fund
Average Annual Return, Percent		4.08%	[24]			2.88%	[24]	2.78%	[25]							1.88%	[24]
Morningstar Muni National Long Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Muni National Long Category Average
Average Annual Return, Percent		3.22%	[26]			1.03%	[26]	0.87%	[27]	1.24%	[28]					2.25%	[26]
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.17%	[29]			1.16%	[29]	1.07%	[30]	1.57%	[31]					2.42%	[29]
ICE BofA U S Convertible Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Convertible Index
Average Annual Return, Percent	[32]	22.32%				9.32%										11.04%
Morningstar Convertibles Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Convertibles Category Average
Average Annual Return, Percent	[33]	20.68%				7.56%										9.63%
Morningstar Global Moderate Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Moderate Allocation Category Average
Average Annual Return, Percent		13.81%	[34]			8.65%	[34]	7.71%	[35]			6.51%	[36]			6.59%	[34]
Blended Benchmark Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark Index
Average Annual Return, Percent		15.56%	[37]			9.18%	[37]	8.00%	[38]			8.05%	[39]			7.97%	[37]
MSCI World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Average Annual Return, Percent		22.02%	[40]			15.58%	[40]	13.58%	[41]			11.78%	[42]			11.79%	[40]
JPMorgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent	[43]	12.76%				2.71%										4.13%
Morningstar Emerging Markets Bond Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Bond Category Average
Average Annual Return, Percent	[44]	11.65%				3.32%										4.12%
Morningstar Large Blend Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Large Blend Category Average
Average Annual Return, Percent		17.61%	[45]	10.54%	[46]	15.77%	[45]									13.04%	[45]
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000®Index
Average Annual Return, Percent		20.81%	[47]	11.70%	[48]	16.74%	[47]	14.84%	[49]							14.08%	[47]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500®Index
Average Annual Return, Percent		21.45%	[50]	13.15%	[51]	17.64%	[50]	15.55%	[52]							14.64%	[50]
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		30.52%	[53]			19.24%	[53]	16.68%	[54]							18.28%	[53]
Morningstar Large Growth Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Category Average
Average Annual Return, Percent		25.79%	[55]			15.03%	[55]	13.02%	[56]							15.36%	[55]
Morningstar Large Value Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Category Average
Average Annual Return, Percent		10.51%	[57]	8.74%	[58]	14.46%	[57]									10.09%	[57]
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		11.15%	[59]	8.34%	[60]	14.28%	[59]									9.97%	[59]

[1]	The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[2]	The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[3]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[4]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[5]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
[6]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[7]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[8]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[9]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[10]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
[11]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[12]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[13]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[14]	The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.
[15]	The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.
[16]	The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[17]	The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[18]	The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[19]	The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[20]	The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[21]	The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.
[22]	The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.
[23]	The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.
[24]	The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.
[25]	The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.
[26]	The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[27]	The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[28]	The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[29]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[30]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[31]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[32]	The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.
[33]	The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[34]	Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[35]	Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[36]	Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[37]	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
[38]	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
[39]	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
[40]	The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[41]	The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[42]	The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[43]	The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.
[44]	The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[45]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[46]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[47]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[48]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[49]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[50]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[51]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[52]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[53]	The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[54]	The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[55]	The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[56]	The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[57]	The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[58]	The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[59]	The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[60]	The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.